INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Intangible Assets, Net
Total	$ 5,402,252	$ 4,152,997
Less: accumulated amortization	(862,905)	(729,415)
Intangible assets, net	4,539,347	3,423,582
Amortization expense	101,846	65,688	$ 52,028
Land use rights
Intangible Assets, Net
Total	4,226,520	4,059,336
Software
Intangible Assets, Net
Total	1,118,650	38,836
License for drug manufacturing
Intangible Assets, Net
Total	$ 57,082	$ 54,825